Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 12,685,826	$ 21,217,193	$ 28,958,487
Other comprehensive loss
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471	(67,849)	(54,340)
Other comprehensive loss	(243,549)	(67,849)	(54,340)
Comprehensive income	$ 12,442,277	$ 21,149,344	$ 28,904,147